UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment:  ___  Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___ adds/deletes holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Churchill Management Corporation
Address:  5900 Wilshire Blvd., Suite 600
          Los Angeles, CA  90036

Form 13F File Number:    28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Eileen Holmes
Title:    Senior Vice President
Phone:    323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes                      Los Angeles, CA          October 22,
2007
          [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      45

Form 13F Information Table Value Total:      $536,427 (X1000)


List of Other Included Managers:

NONE

NAME OF ISSUER            TIT  CUSIP       VALUE X1000      SHARES              INV  OTHER   VOTING AUTH
                          LE                                                    .    MGR
                          OF                                                    DIS
                          CLA                                                   C.
                          SS
                                                                                                SOLE
AMAZON.COM INC            COM  023135106   824            8850        SH        Sol          8850
                                                                                e
AT&T INC COM              COM  00206r102   15323          362170      SH        Sol          362170
                                                                                e
AXT INC COM               COM  00246W103   83             13400       SH        Sol          13400
                                                                                e
BAIDU COM INC SPON ADR    COM  056752108   547            1890        SH        Sol          1890
REP A                                                                           e
BERKSHIRE HATHAWAY INC    COM  084670207   253            64          SH        Sol          64
CL B                                                                            e
CLAYMORE ETF TR BNY       COM  18383m100   38417          792095      SH        Sol          791770
BRI&C PTF                                                                       e
CROCS INC COM             COM  227046109   488            7250        SH        Sol          7250
                                                                                e
DOMINION BRDG CORP COM    COM  257192104   0              15200       SH        Sol          15200
                                                                                e
EDISON INTERNATIONAL      COM  281020107   209            3772        SH        Sol          3772
                                                                                e
EPROMO COM RESTRICTED     COM  294358205   0              10000       SH        Sol          10000
                                                                                e
EXXON MOBIL CORP          COM  30231G102   225            2434        SH        Sol          2434
                                                                                e
GOOGLE INC CL A           COM  38259p508   29500          52003       SH        Sol          51983
                                                                                e
GREAT NORTHN OILSANDS     COM  391022209   0              77000       SH        Sol          77000
COM NEW                                                                         e
HOME DEPOT INC            COM  437076102   262            8078        SH        Sol          8078
                                                                                e
INTERACTIVE DATA CORP     COM  45840j107   367            13000       SH        Sol          13000
                                                                                e
INTRAOP MED CORP COM      COM  46118N101   4              71428       SH        Sol          71428
                                                                                e
ISHARES INC MSCI BRAZIL   COM  464286400   1107           15050       SH        Sol          15050
                                                                                e
ISHARES TR DJ AEROSPACE   COM  464288760   37118          533078      SH        Sol          532853
                                                                                e
ISHARES TR DJ OIL EQUIP   COM  464288844   747            11700       SH        Sol          11700
                                                                                e
KALAHARI RES INC COM      COM  482903101   1              10000       SH        Sol          10000
                                                                                e
MALAGA FINL CORP COM      COM  561046103   320            32535       SH        Sol          32535
                                                                                e
MARKET VECTORS ETF TR     COM  57060U100   478            10550       SH        Sol          10550
GOLD MIN                                                                        e
MICROSOFT CORP            COM  594918104   240            8162        SH        Sol          8162
                                                                                e
NATIONSRENT INC COM       COM  638588103   0              50000       SH        Sol          50000
                                                                                e
NCT GROUP INC COM         COM  62888Q109   0              30300       SH        Sol          30300
                                                                                e
OIL SVC HOLDRS TR         COM  678002106   50795          264900      SH        Sol          264800
DEPOSTRY RCP                                                                    e
OILSANDS QUEST INC.       COM  678046103   60             13628       SH        Sol          13628
                                                                                e
POWERSHARES ETF TRUST     COM  73935x690   36188          1526290     SH        Sol          1525615
AERSPC D                                                                        e
POWERSHARES QQQ TRUST     COM  73935a104   71118          1383348     SH        Sol          1382723
                                                                                e
PRECISION CASTPARTS CP    COM  740189105   27405          185194      SH        Sol          185119
COM                                                                             e
RESEARCH IN MOTION LTD    COM  760975102   850            8625        SH        Sol          8625
                                                                                e
SECTOR SPDR TR SBI INT-   COM  81369Y506   9052           121014      SH        Sol          121014
ENERGY                                                                          e
SECTOR SPDR TR SBI INT-   COM  81369Y803   628            23283       SH        Sol          23283
TECH                                                                            e
SELECT SECTOR SPDR FUND   COM  81369Y100   641            15222       SH        Sol          15222
SHS BE                                                                          e
SELECT SECTOR SPDR TR     COM  81369Y308   344            12280       SH        Sol          12280
SBI CONS                                                                        e
SELECT SECTOR SPDR TR     COM  81369Y704   641            15615       SH        Sol          15615
SBI INT-                                                                        e
SELECT SECTOR SPDR TR     COM  81369Y886   334            8391        SH        Sol          8391
SBI INT-                                                                        e
SHANDA INTERACTIVE ENT    COM  81941Q203   13639          366825      SH        Sol          366675
SPONSOR                                                                         e
SILVER STAR ENERGY INC    COM  828234203   0              18905       SH        Sol          18905
COM NEW                                                                         e
SPDR INDEX SHS FDS S&P    COM  78463X798   20572          678050      SH        Sol          677750
BRIC 40                                                                         e
STANDARD & POORS          COM  78462f103   144549         947363      SH        Sol          946963
DEPOSITARY RE                                                                   e
STARBUCKS CORP            COM  855244109   13200          503800      SH        Sol          503575
                                                                                e
SURMODICS INC COM         COM  868873100   2786           56850       SH        Sol          56600
                                                                                e
TELECOM HLDRS TR          COM  87927P200   17105          412970      SH        Sol          412970
DEPOSITRY RCP                                                                   e
W2 ENERGY INC COM         COM  92934U101   5              250000      SH        Sol          250000
                                                                                e





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